Investment Objectives and Goals - OTG Latin America ETF	Jul. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	OTG LATIN AMERICA ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the OTG (“On the Ground”) Latin America ETF (the “Fund”) is to seek long-term capital appreciation through investments in the equity securities of companies located in Latin America.